Microsoft Collaboration Agreement	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Microsoft Collaboration Agreement
15.	Microsoft Collaboration Agreement

Summary of Agreement

In December 2017, we entered into a collaboration agreement with Microsoft Corporation (“Microsoft Agreement”) to computationally derive a comprehensive TCR antigen map for purposes of developing a universal diagnostic based on a single blood test.

During the term of the Microsoft Agreement, each party has granted the other certain limited use licenses to one another’s intellectual property rights and has agreed to certain defined exclusivity obligations with respect to collaborations and projects that are substantially similar. The licenses, exclusivity, data, software and related development services are for the purposes of achieving the objectives of the collaboration. We retain all license rights to commercialize any immunological research, diagnostic and therapeutic products and services that arise out of the collaboration, and we have no financial commitments to Microsoft other than our commitment to purchase Microsoft’s Azure cloud services. Contemporaneously with the Microsoft Agreement, we entered into a separate agreement to use Microsoft’s Azure cloud services at standard volume pricing with a minimum Azure consumption requirement of $12.0 million over the seven-year term of the Microsoft Agreement, which we expect to meet in the ordinary course of business. We have also agreed to host each diagnostic product developed as a direct result of the Microsoft Agreement on Microsoft’s Azure cloud services throughout the term of the Microsoft Agreement and for a period of five years thereafter.

Each party must make good faith and reasonable efforts to carry out its obligations under the Microsoft Agreement, but there are no contractual minimums or maximums of resource efforts aside from our commitment pertaining to the purchase of Microsoft’s Azure cloud services. Each party is responsible for its own costs incurred over the course of the collaboration, and there is no other cash consideration, royalty rights or other economic interests provided by Microsoft or payable by us to Microsoft, aside from our commitment to utilize Microsoft’s Azure cloud services.

In addition, contemporaneously with entering into the Microsoft Agreement, Microsoft made a preferred stock investment of approximately $45.0 million as a part of our Series F-1 convertible preferred stock issuance.

Summary of Accounting

The terms of the Microsoft Agreement meet the criteria under ASC Topic 808, Collaborative Arrangements (“ASC 808”), as both parties are active participants in the activity and are exposed to significant risks and rewards dependent on the commercial success of the activity.

ASC 808 does not provide guidance on how to account for the activities under the collaboration, and we determined that Microsoft did not meet the definition of a customer under ASC 606. Accordingly, we looked to other guidance to determine the accounting for the respective elements.

We determined that the preferred stock issuance and commitment to use Microsoft’s Azure cloud services were made at terms consistent with market rates. All consideration received as part of the Series F-1 convertible preferred stock issuance was accounted for as part of the Series F-1 preferred stock issuance.

Since the commitment to use Microsoft’s Azure cloud services was at market terms and we expect to meet the commitment in the ordinary course of business during the seven-year term, we record the expenses in the period in which the services are consumed. These costs are recorded in the statement of operations based on the underlying activities for which they support.

The remaining elements of the agreement were highly interrelated, so we evaluated them in the aggregate to determine the appropriate accounting application. Specifically, we determined that the transfer of license rights between the parties, our commitment to provide data and immunomics, diagnostic and bioinformatics expertise to Microsoft and Microsoft’s commitment to provide machine learning software and related development services to us were highly interrelated because they were necessary for the parties to perform the activities under the Microsoft Agreement and, therefore, should be evaluated as one unit of account.

We accounted for these collaboration activities by analogy to ASC Topic 845, Nonmonetary Transactions, and determined that major uncertainties exist about the realizability of the value that would be assigned to an asset received from or provided to Microsoft under the collaboration and, therefore, fair value could not be reliably measured. As a result, we did not recognize any non-monetary assets or corresponding non-monetary income or expenses pertaining to the rights provided to us or to be received by us under the Microsoft Agreement.

We will use our employees, laboratory resources and related overhead to perform our obligations under the Microsoft Agreement. Our existing research and development activities relate to the development of a TCR-antigen database (antigen map) from which specific new clinical diagnostic products may be developed. These activities will support our collaboration with Microsoft and the related research and development expenses are included in our statement of operations.

For the year ended December 31, 2018, we recognized $0.5 million in research and development expense related to Microsoft’s Azure cloud services provided to us.